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HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:

File No.         Hartford Leaders Foundation
333-148553

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:

File No.         Hartford Leaders Foundation
333-148566

      SUPPLEMENT DATED AUGUST 25, 2009 TO THE PROSPECTUS DATED MAY 1, 2009


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              SUPPLEMENT DATED AUGUST 25, 2009, TO YOUR PROSPECTUS

THE FOLLOWING FOOTNOTE IS ADDED TO ALL FUNDS LISTED UNDER THE SUB-HEADING "FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST" IN THE ANNUAL FUND OPERATING EXPENSE TABLE:

       (a) Note: In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table.

THE FOLLOWING FOOTNOTE IS ADDED TO FRANKLIN FLEX CAP GROWTH SECURITIES FUND, FRANKLIN INCOME SECURITIES FUND, FRANKLIN SMALL CAP VALUE SECURITIES FUND, FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND, MUTUAL SHARES SECURITIES FUND AND TEMPLETON GROWTH SECURITIES FUND LISTED UNDER THE SUB-HEADING "FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST" IN THE ANNUAL FUND OPERATING EXPENSE TABLE:

       (b) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's board of trustees has set the current rate at 0.25% per year through April 30, 2010.

THE FUND EXPENSE INFORMATION FOR PUTNAM VT GLOBAL ASSET ALLOCATION FUND AS SHOWN IN THE ANNUAL FUND OPERATING EXPENSES TABLE IS DELETED AND REPLACED WITH THE FOLLOWING FUND INFORMATION AND FOOTNOTES:

                                                    DISTRIBUTION
                                                       AND/OR                               ACQUIRED
                                                       SERVICE                              FUND FEES
                                  MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND:                      FEE               FEES*            EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------------------
Putnam VT Global Asset                 0.70%              0.25%              0.25%              0.01%
 Allocation Fund -- Class IB

                                                      CONTRACTUAL
                                     TOTAL            FEE WAIVER              NET TOTAL
                                    ANNUAL              AND/OR                 ANNUAL
                                   OPERATING            EXPENSE               OPERATING
UNDERLYING FUND:                   EXPENSES          REIMBURSEMENT            EXPENSES
-----------------------------  ---------------------------------------------------------------
Putnam VT Global Asset                 1.21%              0.02%                1.19%(c)(d)(e)
 Allocation Fund -- Class IB

(c) Reflects Putnam Management's contractual obligation, from August 1, 2009 through July 31, 2010, to limit the Fund's expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the Fund's investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the Fund's average net assets. Putnam Management has also contractually agreed, from August 1, 2009 through July 31, 2010, to limit the Fund's Management Fee to an annual rate of 0.700% of the Fund's average net assets. For additional information regarding expense limitations, see CHARGES AND EXPENSES in the Fund's Statement of Additional Information.

(d) Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, "Other expenses" would be 0.31%, and "Total Annual Fund Operating Expenses" and "Net Total Annual Operating Expenses" would each be increased by 0.06%.

(e) Estimate of expenses attributable to the Fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the Fund's investments in other investment companies and their operating expenses.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7935